Note 17 - Fair Value Measurements and Fair Values of Financial Instruments (Details) - Financial Assets and Liabilities on a Recurring and Nonrecurring Basis - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Investment securities available for sale
Total investment securities available for sale	$ 3,005	$ 1,706
Fair Value, Measurements, Recurring [Member]
Investment securities available for sale
Total investment securities available for sale	3,005	1,706
Total recurring fair value measurements	3,005	1,706
Fair Value, Measurements, Nonrecurring [Member]
Investment securities available for sale
Impaired loans	1,151	3,387
Other real estate owned	1,410	111
Total nonrecurring fair value measurements	2,561	3,498
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Governmental National Mortgage Association [Member]
Investment securities available for sale
Total investment securities available for sale	1,990
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Governmental National Mortgage Association [Member] | Fair Value, Measurements, Recurring [Member]
Investment securities available for sale
Total investment securities available for sale	1,990
Short-Term Bond Fund [Member]
Investment securities available for sale
Total investment securities available for sale		1,180
Short-Term Bond Fund [Member] | Fair Value, Measurements, Recurring [Member]
Investment securities available for sale
Total investment securities available for sale		1,180
Limited-Term Bond Fund [Member]
Investment securities available for sale
Total investment securities available for sale		526
Limited-Term Bond Fund [Member] | Fair Value, Measurements, Recurring [Member]
Investment securities available for sale
Total investment securities available for sale		526
Federal Home Loan Mortgage Corporation [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Fair Value, Measurements, Recurring [Member]
Investment securities available for sale
Total investment securities available for sale	1,015
Fair Value, Inputs, Level 1 [Member]
Investment securities available for sale
Total investment securities available for sale		1,706
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Investment securities available for sale
Total investment securities available for sale		1,706
Total recurring fair value measurements		1,706
Fair Value, Inputs, Level 1 [Member] | Short-Term Bond Fund [Member] | Fair Value, Measurements, Recurring [Member]
Investment securities available for sale
Total investment securities available for sale		1,180
Fair Value, Inputs, Level 1 [Member] | Limited-Term Bond Fund [Member] | Fair Value, Measurements, Recurring [Member]
Investment securities available for sale
Total investment securities available for sale		526
Fair Value, Inputs, Level 2 [Member]
Investment securities available for sale
Total investment securities available for sale	3,005
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Investment securities available for sale
Total investment securities available for sale	3,005
Total recurring fair value measurements	3,005
Fair Value, Inputs, Level 2 [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Governmental National Mortgage Association [Member] | Fair Value, Measurements, Recurring [Member]
Investment securities available for sale
Total investment securities available for sale	1,990
Fair Value, Inputs, Level 2 [Member] | Federal Home Loan Mortgage Corporation [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Fair Value, Measurements, Recurring [Member]
Investment securities available for sale
Total investment securities available for sale	1,015
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member]
Investment securities available for sale
Impaired loans	1,151	3,387
Other real estate owned	1,410	111
Total nonrecurring fair value measurements	$ 2,561	$ 3,498